ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Incentive Plans - Additional Information (Details) - shares			12 Months Ended
	Jan. 04, 2016	Jul. 21, 2006	Dec. 31, 2019	Dec. 31, 2016
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized				2,000,000
Vesting period			4 years
Number of ordinary shares available for issuance pursuant to future grants			2,003,580
Number of shares transferred from the prior plan			1,590,693	960,940
2017 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)			1,334,657
2006 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized		1,500,000
Number of awards outstanding (in shares)				2,042,798
Number of shares expired			1,590,693
Vesting period		4 years
Number of shares transferred from the prior plan				8,474,347
Number of additional shares authorized	1,500,000
2006 Equity Incentive Plan | Employee and Directors Stock Options
Stock Incentive Plans
Expiration term				7 years
2006 Equity Incentive Plan | Employee and Directors Stock Options | Minimum
Stock Incentive Plans
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant				100.00%
2006 Equity Incentive Plan | Employee and Directors Stock Options | Maximum
Stock Incentive Plans
Percentage of voting power required of the company's stock for specified exercise price				110.00%
2006 Equity Incentive Plan | Incentive Stock Option
Stock Incentive Plans
Percentage of voting power required of the company's stock for specified vesting period				10.00%
Expiration term				5 years